RELATED PARTY TRANSACTIONS - Management Agreements (Details) - $ / vessel	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Frontline
Related Party Transaction [Line Items]
Management fee to be paid per annum		27,375	27,529
Seateam
Related Party Transaction [Line Items]
Equity method ownership percentage sold	22.19%